SHAREHOLDE'S COMPENSATION (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	Nov. 14, 2024	May 09, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Statutory reserve loss			R$ 2,591,851
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Reserve amount	R$ 730,000	R$ 950,000
Share price	R$ 0.550488901371933	R$ 0.716389666168954